Earnings Per Unit - Calculation of Earnings (Loss) Per Unit (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Unit [Line Items]
General partner's interest in net income, percentage	0.10%	0.10%	0.10%
Supplemental EPU [Member]
Earnings Per Unit [Line Items]
General partner's interest in net income, percentage	0.10%	0.10%	0.10%